Segment Information and Geographic Data - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Consolidated total assets	$ 88,805	$ 52,881
Elimination of intersegment receivables	(88,805)	(52,881)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	131,374	51,358
Elimination of intersegment receivables	(131,374)	(51,358)
Intersegment Receivables [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	19,217	10,515
Elimination of intersegment receivables	(19,217)	(10,515)
Intersegment Investment And Goodwill [Member]
Segment Reporting Information [Line Items]
Elimination of intersegment investment and goodwill	$ (23,352)	$ 12,038